Label	Element	Value
Interest rate swap 5 [Member]
Derivative, Fixed Interest Rate	us-gaap_DerivativeFixedInterestRate	0.597%
Derivative, Notional Amount	us-gaap_DerivativeNotionalAmount	$ 100,000,000
Interest rate swap 6 [Member]
Derivative, Fixed Interest Rate	us-gaap_DerivativeFixedInterestRate	0.50%
Derivative, Notional Amount	us-gaap_DerivativeNotionalAmount	$ 50,000,000
Interest rate swap 2 [Member]
Derivative, Fixed Interest Rate	us-gaap_DerivativeFixedInterestRate	0.975%
Derivative, Notional Amount	us-gaap_DerivativeNotionalAmount	$ 100,000,000
Interest rate swap 1 [Member]
Derivative, Fixed Interest Rate	us-gaap_DerivativeFixedInterestRate	2.197%
Derivative, Notional Amount	us-gaap_DerivativeNotionalAmount	$ 150,000,000
Derivative, Notional Amount	us-gaap_DerivativeNotionalAmount	$ 150,000,000
Interest rate swap 3 [Member]
Derivative, Fixed Interest Rate	us-gaap_DerivativeFixedInterestRate	0.60%
Derivative, Notional Amount	us-gaap_DerivativeNotionalAmount	$ 50,000,000
Interest Rate Swap, April 2020 [Member]
Derivative, Notional Amount	us-gaap_DerivativeNotionalAmount	$ 150,000,000
Number of derivatives entered into	fro_Numberofderivativesenteredinto	2
Interest Rate Swap, March 2020 [Member]
Derivative, Notional Amount	us-gaap_DerivativeNotionalAmount	$ 250,000,000
Number of derivatives entered into	fro_Numberofderivativesenteredinto	3
Interest rate swap 4 [Member]
Derivative, Fixed Interest Rate	us-gaap_DerivativeFixedInterestRate	0.90%
Derivative, Notional Amount	us-gaap_DerivativeNotionalAmount	$ 100,000,000